Pension benefits - Change in Pension Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 58	$ 97
Estimated return	1	4
Contribution by employer	1	9
Administration charges	0	0	$ (1)
Benefits paid	(2)	(3)
Change in unrecognized actuarial loss	(5)	(1)
Settlement	(23)	(52)
Foreign currency translations	3	4
Fair value of plan assets at end of year	$ 33	$ 58	$ 97